THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

THE FUND

    The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies. The Fund's investments in Thailand are made through a wholly-owned Investment Plan established under an agreement between The Mutual Fund Public Company Limited (the "Manager") and the Fund. The Fund's investments through the Investment Plan are managed by the Manager. Daiwa International Capital Management (H.K.) Limited provides the Manager with advice regarding investments by the Investment Plan and manages the Fund's assets held outside the Investment Plan.

SHAREHOLDER INFORMATION

    The Fund's shares are listed on the New York Stock Exchange ("NYSE") and the Osaka Securities Exchange ("OSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE or the OSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

    The Fund's NYSE trading symbol is "TC". Weekly comparative net asset value
(NAV) and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES, and each Saturday in BARRON'S, and also in many other newspapers.

    The Fund held its Annual Meeting of Shareholders on June 6, 1997 and a press release summarizing the results of that meeting had been sent to the Fund's registered holders shortly thereafter. If you would like to receive a copy of that release, please contact Daiwa Securities Trust Company, the Fund's Administrator (the "Administrator") at the number shown below.

INQUIRIES

    All general inquiries and requests for information should be directed to the Administrator, at (800) 933-3440 or (201) 915-3020. All written inquiries should be directed to the Fund at the following address:

                            The Thai Capital Fund, Inc.
                            c/o Daiwa Securities Trust Company
                            One Evertrust Plaza, 9th Floor
                            Jersey City, New Jersey 07302

    For specific information about your share account, please contact State Street Bank and Trust Company (the "Plan Agent") at the address shown below.

DIVIDEND REINVESTMENT PLAN

    A Dividend Reinvestment Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent at the following address:

                            State Street Bank and Trust Company
                            c/o The Thai Capital Fund, Inc.
                            P.O. Box 8200
                            Boston, MA 02266-8200
                            Telephone: (800) 426-5523

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

                                                                   July 31, 1997
DEAR SHAREHOLDERS:

    The Management of The Thai Capital Fund, Inc. (the "Fund") would like to take this opportunity to inform its shareholders about the Thai economy, the activities of the Stock Exchange of Thailand ("SET"), and the Fund's performance for the six months ended June 30, 1997.

REVIEW OF THE THAI ECONOMY DURING 1997

    The Thai economy continued to slow down in the first half of 1997, as indicated by the low growth rate of the Manufacturing Production Index and Private Investment Index, both at 5.4% in April 1997, compared to 6.3% and 6.8%, respectively, in January 1997. This reflected a lack of confidence in the short-term, sluggish economic conditions, high cost of funds, and an export slowdown since 1996.

    Domestic interest rates were maintained at a high level due to the strong U.S. Dollar ("US$"), which has decreased Thailand's competitiveness in the world market. For the first four months of 1997, exports grew slightly at 2.3% while imports fell 5.3%, compared to the growth rate of 7.25% and 16.49%, respectively. Both trade and current account deficits improved from a deficit of
167.1 billion baht and 139.8 billion baht during the first four months of 1996 to 123.9 billion baht and 91.1 billion baht in the same period of 1997. However, the balance of payments was in a deficit of 130.4 billion baht and international reserves amounted to US$33.3 billion or 5.8 months of imports at the end of May 1997.

    Loan extensions increased slightly by 13.3% during the first four months of 1997, compared to 21.0% during the same period of 1996, due to concern regarding the quality of loans and a possible increase in non-performing and sub-standard loans. Financial institutions have two to three years to build up the required 20% provision for sub-standard loans starting from June 1997.

THE THAI ECONOMIC OUTLOOK FOR THE SECOND HALF OF 1997

    As part of the government's measures to curb economic pressures and to enhance Thailand's export competitiveness, on July 2, 1997, the Minister of Finance promulgated a change in the Thai exchange rate system from a basket of currencies to a managed float system. As a result, the Thai baht depreciated to
31.576 baht per US$ on July 31, 1997, or a 22.6% depreciation from the rate on June 30, 1997.

    Even though the managed float system in the long term is expected to result in the Thai economy stabilizing, exports improving, liquidity easing, and interest rates eventually decreasing; the short term effects of the change in the system should be quite dramatic and will require well-managed measures and monetary policy discipline to curb higher inflation and intensifying non-performing loans faced by financial institutions. Since domestic prices are expected to increase, the Bank of Thailand ("BOT") is likely to impose a tight monetary policy and maintain a high level of interest rates for the next few months.

    All in all, the Thai economy in 1997 will continue to slow down, with Gross Domestic Product ("GDP") growth of 3.0%, and export and import growth of 3.0% and 2.5%, respectively. The current account deficit is expected to be 7.0% of GDP. Domestic prices should rise and the inflation rate is expected to be around 7.0%.

THE FIRST HALF OF 1997 STOCK MARKET OVERVIEW

    During the first six months of 1997, the Thai stock market continued its downward trend and market sentiment did not improve, as the government's measures to solve Thailand's economic problems had not been

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
fully implemented. The slowdown in the Thai economy and the high interest rates have caused the asset quality of local financial institutions to deteriorate. As a consequence, Moody's Investor Services downgraded the credit rating of Thailand's long-term debt from "A2" to "A3". Similarly, the BOT encouraged weak finance companies to merge with strong ones. A further negative factor was the baht depreciation against the US$ which caused concern of a possible baht devaluation, even though the BOT intervened to defend the baht during the attacks on the baht in February and May, 1997.

    At the end of June 1997, the SET Index closed at 527, a decline of 304 points or 36.6% from December 31, 1996. During the period, the average daily turnover was about 3.96 billion baht, a decline of 1.38 billion baht from the average for 1996.

THE SECOND HALF OF 1997 STOCK MARKET OUTLOOK

    The most important factor is the change in the foreign exchange system from the basket system to a managed float system which became effective on July 2, 1997. This policy will have an impact on both the Thai economy and the performances of listed companies. In 1997, the performance of most listed companies is expected to be poor due to the effect of the economic slowdown, high short-term interest rates, and a possible foreign exchange loss. Overall, the Thai stock market could rebound in the short-term, mainly due to the government's decision to change to a managed float system which caused the baht to depreciate against the US$, making investment in the Thai stock market more attractive. However, the slowdown in the economy, expected poor corporate performance, and concern about non-performing loans of financial institutions could prove to be negative factors limiting the extent of the rebound the Thai stock market could experience in 1997.

    Looking ahead, despite a rather gloomy picture of the Thai economy in 1997-1998, the Fund's management believes that the Thai government is on the right track to curb the current economic difficulties. Notwithstanding the volatility of the market during the current economic restructuring, long term investments in the Thai stock market should prove beneficial when the economy returns to its normal pace after a period of consolidation.

THE FUND'S PERFORMANCE AND STRATEGY

    As of June 30, 1997, the net asset value of the Fund was US$6.63 per share, compared to US$9.61 on December 31, 1996. The total investment return for the six months ended June 30, 1997 was a negative 31.01%. During the same period, the SET Index decreased by 37.04%, in US$ terms. Therefore, the Fund outpaced the SET Index by 6.03% for the period.

    During the remainder of 1997, the Fund currently intends to overweigh in the energy and entertainment sectors and to take a neutral position in the banking and construction sectors. The Fund currently intends to underweigh in the building and furnishing, communication, finance and securities, and property sectors.

    The Fund has not invested, and presently does not intend to invest, in derivative securities. Although foreign currency hedging is permitted by the Fund's policies, the Fund has not engaged in any such hedging.

PORTFOLIO MANAGEMENT

    Mrs. Charintorn Vongspootorn has been the Fund's portfolio manager since its inception in June 1990. She has been employed by The Mutual Fund Public Company Limited, the Fund's investment manager, for 22 years and her current position is Senior Executive Vice President and head of the Fund Management Department.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

    Mr. Udom Vichayabhai resigned as the Fund's President and a Director on January 31, 1997, positions in which Mr. Udom had effectively and faithfully served the Fund since its inception in 1990. Mr. Damrongsuk Amatyakul was elected by the Fund's Board of Directors as the new President in March, 1997 and was elected a Director at the Annual Meeting of Stockholders held on June 6th. Mr. Damrongsuk is also the President of The Mutual Fund Public Company Limited.

    Finally, the Fund's management would like to thank all shareholders for your continued participation and interest in The Thai Capital Fund, Inc. We hope to continue to receive support from you, so that the Fund can move forward into the next year of operations with stability.

Sincerely yours,

/s/ Shuichi Komori
SHUICHI KOMORI
CHAIRMAN OF THE BOARD

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------
THAI COMMON STOCKS AND WARRANTS--
78.22%
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
BANKS--22.42%
   740,000  Bangkok Bank Ltd...................  $  3,705,026
   270,000  Bank of Ayudhya Co., Ltd...........       419,173
   886,100  Krung Thai Bank Ltd................       937,172
   221,500  The Siam Commercial Bank Ltd.......       833,903
   848,500  The Thai Farmers Bank Ltd..........     2,618,116
   189,800  The Thai Farmers Bank Ltd.
             Warrants, 1999*(1)................        57,459
    97,500  The Thai Farmers Bank Ltd.
             Warrants, 1999*(2)................        42,572
   694,200  The Thai Military Bank Ltd.........       714,003
                                                 ------------
                                                    9,327,424
                                                 ------------
BUILDING MATERIALS--4.62%
   325,000  Nakornthai Strip Mill Plc.*........        58,024
    69,500  Thai Wire Products Company Ltd.....        76,878
    51,600  The Siam Cement Company Ltd........       773,049
    56,100  The Siam City Cement Company
             Ltd...............................       228,624
   150,000  Tipco Asphalt Company Ltd..........       785,950
                                                 ------------
                                                    1,922,525
                                                 ------------
CHEMICALS--0.90%
   188,500  Aromatics Thailand Company Ltd.*...        44,628

  SHARES                                            VALUE
----------                                       ------------
   319,200  National Petrochemical Company
             Ltd...............................  $    328,306
                                                 ------------
                                                      372,934
                                                 ------------
COMMERCE--1.46%
   195,900  Berli Jucker Company Ltd...........       608,267
                                                 ------------
COMMUNICATION--8.61%
   167,850  Advanced Information Service
             Company Ltd.......................     1,472,311
   352,000  Jasmine International Company
             Ltd...............................       327,887
    48,200  Shinawatra Computer Company Ltd....       334,865
   195,900  Shinawatra Satellite Company
             Ltd...............................       237,604
   997,200  Telecom Asia Corporation Ltd.*.....     1,209,490
                                                 ------------
                                                    3,582,157
                                                 ------------
ELECTRONIC COMPONENTS--1.95%
   295,200  CVD Entertainment Company..........       504,126
    18,500  Hana Microelectronic Company
             Ltd...............................        86,881
    40,200  KCE Electronics Company Ltd........       123,260
   100,000  Thai Precision Manufacturing
             Company Ltd.*+....................        95,090
                                                 ------------
                                                      809,357
                                                 ------------
ENERGY--12.38%
   109,350  Ban-Pu Coal Company Ltd............     1,358,121
   230,500  Cogeneration Company Ltd.*.........       621,764

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

THAI COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
ENERGY (CONCLUDED)
   735,000  Electricity Generating Company
             Ltd...............................  $  1,540,462
   112,700  Lanna Lignite Company Ltd..........       800,470
    63,300  PTT Exploration and Production
             Company Ltd.......................       830,406
                                                 ------------
                                                    5,151,223
                                                 ------------
ENTERTAINMENT--6.15%
   222,000  BEC World Company Ltd..............     1,912,827
    33,000  Grammy Entertainment Company
             Ltd...............................       368,873
   119,000  Media of Medias Company Ltd........       277,120
                                                 ------------
                                                    2,558,820
                                                 ------------
FINANCE & SECURITIES--1.95%
    58,400  Asia Credit Ltd....................       123,532
   101,192  Dhana Siam Finance & Securities
             Company Ltd.......................        54,985
   168,700  Krungthai Thanakit Plc.............        96,578
   145,500  National Finance and Securities
             Company Ltd.......................        91,767
   148,325  Phatra Thanakit Company Ltd........       152,556
   139,699  Securities One Company Ltd.........        85,397
   100,600  Thai Investment & Securities
             Company Ltd.......................       206,940
                                                 ------------
                                                      811,755
                                                 ------------

  SHARES                                            VALUE
----------                                       ------------
FOOD, BEVERAGE, TOBACCO--1.75%
   140,900  The Pizza Company Ltd..............  $    727,332
                                                 ------------
HEALTH CARE SERVICES--0.16%
    63,100  Nonthavej Hospital Company Ltd.....        64,900
     2,000  Ramkhamhaeng Hospital Company
             Ltd...............................         1,630
                                                 ------------
                                                       66,530
                                                 ------------
INVESTMENT COMPANIES--0.05%
     5,300  Kamrai Tawee Fund..................         2,006
    65,000  Om-Sin Perm Poon Sub Fund..........        19,930
                                                 ------------
                                                       21,936
                                                 ------------
PROPERTY DEVELOPMENT--3.29%
    36,500  Central Pattana Company Ltd........        50,291
   327,650  Ch. Karnchang Company Ltd..........       864,747
    98,800  PAE (Thailand) Company Ltd.........        77,652
   219,400  Quality House Company Ltd..........        74,936
    20,020  Quality House Company Ltd.
             Warrants, 1999*(3)................         2,253
   330,000  Srivaraonot Real Estate Company
             Ltd.*.............................       300,990
                                                 ------------
                                                    1,370,869
                                                 ------------
PUBLISHING--2.12%
   594,800  Amarin Printing and Publishing
             Company Ltd.......................       346,284

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

THAI COMMON STOCKS AND WARRANTS (CONCLUDED)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
PUBLISHING (CONCLUDED)
   250,200  Nation Publishing Group Company
             Ltd...............................  $    534,097
                                                 ------------
                                                      880,381
                                                 ------------
PULP & PAPER--0.61%
   112,860  Advance Agro Company Ltd.*.........       254,061
                                                 ------------
TEXTILE--1.11%
   730,000  Saha Union Corporation Ltd.........       460,411
                                                 ------------
TRANSPORTATION--7.27%
 2,649,300  Bangkok Expressway Company Ltd.*...     2,827,702
    13,200  Regional Container Lines Company
             Ltd...............................        76,848
   178,000  Thoresen Thai Agencies Company
             Ltd...............................       115,719
    35,600  Thoresen Thai Agencies Company Ltd.
             Warrants, 1999*+(4)...............         4,090
                                                 ------------
                                                    3,024,359
                                                 ------------
VEHICLES & PARTS--1.44%
    78,000  Thai Rung Union Car Company Ltd....       283,058

  SHARES                                            VALUE
----------                                       ------------

   312,000  Thai Storage Battery Company
             Ltd...............................  $    314,846
                                                 ------------
                                                      597,904
                                                 ------------
Total Thai Common Stocks and Warrants
  (Cost--$54,184,169)..........................    32,548,245
                                                 ------------

-------------------------------------------
SHORT-TERM INVESTMENTS--21.88%
-------------------------------------------

PRINCIPAL
  AMOUNT
  (000)
----------
THAI BAHT PROMISSORY NOTES--13.99%
   100,000  Nava Finance & Securities Company,
             Ltd., 19.50% (Payable on
             Demand)...........................     3,881,234
    50,000  Union Asia Finance Company, Ltd.,
             15.25% (Payable on Demand)........     1,940,617
                                                 ------------
Total Thai Baht Promissory Notes...............     5,821,851
                                                 ------------
THAI BAHT SAVINGS ACCOUNT--7.24%
    77,566  Bangkok Bank Ltd., 5.00% (Payable
             on Demand)........................     3,010,530
                                                 ------------

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONCLUDED)
-------------------------------------------

PRINCIPAL
  AMOUNT
  (000)                                             VALUE
----------                                       ------------
U.S. DOLLAR TIME DEPOSIT--0.65%
       272  Bank of New York, 3.60% due
             7/1/97............................  $    271,776
                                                 ------------
Total Short-Term Investments
  (Cost--$9,102,116)...........................     9,104,157
                                                 ------------
Total Investments--100.10%
  (Cost--$63,286,285)..........................    41,652,402
Liabilities in excess of other
  assets--(0.10)%..............................      (43,580)
                                                 ------------
NET ASSETS (Applicable to 6,278,588 shares of
  capital stock outstanding; equivalent to
  $6.63 per share)--100.00% ...................  $ 41,608,822
                                                 ------------
                                                 ------------

------------------------

   *  Non-income producing security.
   + Unlisted security. All unlisted securities have been valued in good faith in such a manner as prescribed by the Board of Directors.
 (1)  Each warrant entitles holders to buy one share of Common Stock for THB
      182.
 (2)  Each warrant entitles holders to buy one share of Common Stock for THB
      200.
 (3)  Each warrant entitles holders to buy one share of Common Stock for THB 41.
 (4)  Each warrant entitles holders to buy one share of Common Stock for THB 30.

-------------------------------------------
TEN LARGEST COMMON STOCK CLASSIFICATIONS HELD
JUNE 30, 1997 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
INDUSTRY                             NET ASSETS
-----------------------------------  ----------
Banks*.............................    22.42%
Energy.............................    12.38
Communication......................     8.61
Transportation*....................     7.27
Entertainment......................     6.15
Building Materials.................     4.62
Property Development*..............     3.29
Publishing.........................     2.12
Finance & Securities...............     1.95
Electronic Components..............     1.95

------------------------
*  Includes the value of warrants

-------------------------------------------
TEN LARGEST COMMON STOCK POSITIONS HELD
JUNE 30, 1997 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
ISSUE                                NET ASSETS
-----------------------------------  ----------
Bangkok Bank Ltd...................     8.90%
Bangkok Expressway Company Ltd.....     6.80
The Thai Farmers Bank Ltd..........     6.29
BEC World Company Ltd..............     4.60
Electricity Generating Company
Ltd................................     3.70
Advanced Information Service
 Company Ltd.......................     3.54
Ban-Pu Coal Company Ltd............     3.26
Telecom Asia Corporation Ltd.......     2.91
Krung Thai Bank Ltd................     2.25
Ch. Karnchang Company Ltd..........     2.08

See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value
   (cost--$63,286,285).......................    $  41,652,402
  Receivable for securities sold.............          148,864
  Interest receivable........................            2,635
  Prepaid expenses...........................           49,171
                                                 -------------
    Total assets.............................       41,853,072
                                                 -------------
LIABILITIES
  Payable for securities purchased...........           12,194
  Accrued Thai tax provision.................           20,000
  Accrued expenses and other liabilities.....          212,056
                                                 -------------
    Total liabilities........................          244,250
                                                 -------------
NET ASSETS
  Capital stock, $0.01 par value per share;
   total 100,000,000 shares authorized;
   6,278,588 shares issued and outstanding...           62,786
  Paid-in capital in excess of par value.....       67,500,123
  Undistributed net investment income........          220,847
  Accumulated net realized loss on
   investments and foreign currency
   transactions..............................       (5,211,030)
  Net unrealized depreciation on investments
   and other assets and liabilities
   denominated in foreign currency...........      (20,963,904)
                                                 -------------
    Net assets applicable to shares
     outstanding.............................    $  41,608,822
                                                 -------------
                                                 -------------
        NET ASSET VALUE PER SHARE............    $        6.63
                                                 -------------
                                                 -------------

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends..................................    $     951,630
  Interest...................................          245,736
                                                 -------------
    Total investment income..................        1,197,366
                                                 -------------
EXPENSES:
  Investment management fee and expenses.....          148,395
  Investment advisory fee....................          148,203
  Administration fee and expenses............           77,574
  Legal fees and expenses....................           54,403
  Directors' fees and expenses...............           47,397
  Osaka Securities Exchange fees and
   expenses..................................           44,631
  Reports and notices to shareholders........           36,158
  Audit and tax services.....................           35,850
  Custodian fees and expenses................           34,620
  Insurance expense..........................           23,194
  Transfer agency fee and expenses...........           11,251
  Other......................................           25,068
                                                 -------------
    Total expenses...........................          686,744
                                                 -------------
NET INVESTMENT INCOME BEFORE TAX.............          510,622
  Provision for Thai tax applicable to net
   investment income.........................          (20,000)
                                                 -------------
NET INVESTMENT INCOME........................          490,622
                                                 -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES AND FOREIGN CURRENCY
 TRANSACTIONS:
  Net realized losses on investments, net of
   Thai tax provision........................       (4,032,050)
  Net realized foreign currency transaction
   losses....................................          (76,219)
  Net change in unrealized appreciation
   (depreciation) on equity investments......      (15,141,241)
  Net change in unrealized appreciation
   (depreciation) on translation of
   short-term investments and other assets
   and liabilities denominated in foreign
   currency..................................           43,238
                                                 -------------
Net realized and unrealized losses from
 investment activities and foreign currency
 transactions................................      (19,206,272)
                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................    $ (18,715,650)
                                                 -------------
                                                 -------------

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE
                                                  SIX MONTHS       FOR THE YEAR
                                                     ENDED             ENDED
                                                 JUNE 30, 1997     DECEMBER 31,
                                                  (UNAUDITED)          1996
                                                 -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income+.....................    $     490,622     $    127,225
  Net realized gain (loss) on:
    Investments+.............................       (4,032,050)       3,037,162
    Foreign currency transactions............          (76,219)        (133,277)
  Net change in unrealized appreciation
   (depreciation) on:
    Investments in equity securities.........      (15,141,241)     (31,613,274)
    Translation of short-term investments and
     other assets and liabilities denominated
     in foreign currency.....................           43,238          (27,991)
                                                 -------------     -------------
  Net decrease in net assets resulting from
   operations................................      (18,715,650)     (28,610,155)
                                                 -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net realized gains from investments and
   foreign currency
   transactions..............................         --            (20,838,173)
                                                 -------------     -------------
FROM CAPITAL STOCK TRANSACTIONS:
  Sale of capital stock resulting from
   reinvestment of dividends.................          189,322          745,024
                                                 -------------     -------------
  Net decrease in net assets.................      (18,526,328)     (48,703,304)
NET ASSETS:
  Beginning of period........................       60,135,150      108,838,454
                                                 -------------     -------------
  End of period (including accumulated net
   investment income (loss) of $220,847 and
   $(269,775), respectively).................    $  41,608,822     $ 60,135,150
                                                 -------------     -------------
                                                 -------------     -------------

------------------------

+    After provision for Thai taxes.

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Thai Capital Fund, Inc. (the "Fund") was incorporated in Maryland on March 14, 1990 and commenced operations on May 30, 1990. It is registered with the U.S. Securities and Exchange Commission as a non-diversified, closed-end management investment company.

    The Fund makes its investments in Thailand through a wholly-owned Investment Plan pursuant to a contract with The Mutual Fund Public Company Limited (the "Manager"). The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Investment Plan and the Fund.

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

    VALUATION OF INVESTMENTS--Securities listed on the Securities Exchange of Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices. In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

    TAX STATUS--It is the Fund's intention to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for U.S. Federal income or excise taxes is required in the financial statements.

    Remittances from the Investment Plan to the Fund are subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Investment Plan's net income and net realized gains on the sale of securities. The Fund records a provision for such taxes based upon the Investment Plan's overall net increase in net assets resulting from operations determined by reference to the Baht.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
investment income and net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital. The temporary book/tax differences are primarily related to the accrual for Thai withholding taxes.

    FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on the trade date (the date upon which the order to buy or sell is executed). Costs used in determining realized gains and losses on the sale of investments are those of specific securities sold. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, but recorded as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

INVESTMENT MANAGER AND INVESTMENT ADVISER

    The Manager acts as the investment manager of the Investment Plan pursuant to the Investment Contract. The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan. For its management services, the Manager receives a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's net assets. At June 30, 1997, the Fund owed to the Manager $18,504. In addition, as permitted by the Investment Contract, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended June 30, 1997, expenses of $3,326 were paid to the Manager, representing reimbursement to the Manager of costs relating to the attendance by its employees at meetings of the Fund's Board.

    Under the International Investment Advisory Agreement, Daiwa International Capital Management (H.K.) Ltd. (the "Adviser") provides general and specific investment advice to the Manager with respect to the Fund's assets held through the Investment Plan, but the Manager makes the ultimate decisions regarding investments. In addition, the Adviser manages the Fund's assets held outside the Investment Plan. The Fund pays to the Adviser a fee, which accrues weekly and is payable monthly in U.S. Dollars, at an annual rate equal to 0.60% of the Fund's average net assets. At June 30, 1997, the Fund owed the Adviser $19,810.

    A director and officer of the Fund is also an officer of the Manager.

ADMINISTRATOR AND CUSTODIAN AND OTHER RELATED PARTIES

    Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000. In addition, as permitted by the

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
--------------------------------------------------------------------------------
Administration Agreement, the Fund reimburses DSTC for its out-of-pocket expenses related to the Fund. During the six months ended June 30, 1997, expenses of $2,574 were paid to DSTC, representing reimbursement to DSTC of costs relating to the attendance by its employees at meetings of the Fund's Board.

    DSTC also acts as custodian for the Fund's U.S. assets. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. During the six months ended June 30, 1997, DSTC earned $5,350, as compensation for its custodial services to the Fund.

    At June 30, 1997, the Fund owed $12,500 and $1,021 to DSTC for administration and custodian fees, respectively.

    The Fund paid or accrued $54,403 during the six months ended June 30, 1997 for legal services in conjunction with the Fund's ongoing operations to a law firm of which the Fund's Assistant Secretary is a partner.

INVESTMENTS IN SECURITIES

    During the six months ended June 30, 1997, the Fund made purchases of $9,492,810 and sales of $14,142,305 of investment securities, excluding short-term securities. The aggregate cost of investments at June 30, 1997 for Federal income tax purposes was $54,391,651, excluding $9,102,116 of short-term investments. At June 30, 1997, net unrealized depreciation for Federal income tax purposes aggregated $21,843,406 of which $400,236 related to appreciated securities and $22,243,642 related to depreciated securities.

CONCENTRATION OF RISK

    The Fund's investments in Thailand involve certain considerations and risks not typically associated with domestic investments as a result of, among others, changes in currency exchange rates, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.

    At June 30, 1997, the Fund had 16.14% of its net assets either deposited in a savings account at, or invested in common stock of, Bangkok Bank Ltd. The Fund deposits monies with institutions which the Manager believes to be of high credit worthiness, with low risk of loss of principal or interest.

    The currency transactions of the Fund and the Investment Plan are subject to Thai foreign exchange control regulations. Remittances from the Plan require the approval of the Exchange Control Officer of the Bank of Thailand. There can be no assurance that approval of remittances from the Plan will be granted in a timely fashion or at all.

CAPITAL STOCK

    There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended June 30, 1997 and the year ended December 31, 1996, 18,979 and 47,242 shares, respectively, were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends.

    Of the 6,278,588 shares outstanding at June 30, 1997, Daiwa Securities America Inc., a lead underwriter of the Fund and an affiliate of both the Adviser and DSTC, owned 14,460 shares.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding during each period is presented below:

                                                FOR THE
                                                  SIX
                                                 MONTHS
                                                 ENDED
                                                JUNE 30,                   FOR THE YEARS ENDED DECEMBER 31,
                                                  1997      --------------------------------------------------------------
                                               (UNAUDITED)     1996         1995         1994         1993         1992
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period........       $ 9.61      $ 17.52      $ 20.11      $ 23.81      $ 12.02       $ 9.09
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss)*...............         0.08         0.02       (0.06)       (0.02)         0.06         0.10
Net realized and unrealized gains (losses)
 on investments and foreign currency
 transactions*..............................       (3.06)       (4.58)       (0.51)       (3.03)        12.03         3.08
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value
 resulting from operations..................       (2.98)       (4.56)       (0.57)       (3.05)        12.09         3.18
                                               ----------   ----------   ----------   ----------   ----------   ----------
Less: dividends and distributions to
 shareholders
  Net investment income.....................       --           --           --           --           (0.06)       (0.13)
  Amounts in excess of net investment
   income...................................       --           --           --           (0.07)       (0.07)       --
  Net realized gains on investments and
   foreign currency transactions............       --           (3.35)       (2.00)       (0.50)       (0.01)       (0.12)
  Amounts in excess of net realized gains...       --           --           --           (0.08)       (0.16)       --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Total dividends and distributions to
 shareholders...............................       --           (3.35)       (2.00)       (0.65)       (0.30)       (0.25)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Dilutive effect of dividend reinvestment....       --           --           (0.02)       --           --           --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $ 6.63       $ 9.61      $ 17.52      $ 20.11      $ 23.81      $ 12.02
                                               ----------   ----------   ----------   ----------   ----------   ----------
                                               ----------   ----------   ----------   ----------   ----------   ----------
Per share market value, end of period.......     $ 8.1875    $ 10.0000    $ 15.7500    $ 16.6250    $ 22.7500    $ 11.1250
                                               ----------   ----------   ----------   ----------   ----------   ----------
                                               ----------   ----------   ----------   ----------   ----------   ----------
Total investment return:
  Based on market price at beginning and end
   of period, assuming reinvestment of
   dividends................................     (18.13)%     (21.03)%        8.53%     (24.44)%      109.50%       25.32%
  Based on net asset value at beginning and
   end of period, assuming reinvestment of
   dividends................................     (31.01)%     (31.78)%      (0.19)%     (12.66)%      102.94%       35.86%
Ratios and supplemental data:
  Net assets, end of period (in millions)         $41.6        $60.1       $108.8       $124.1       $146.8        $74.1
  Ratios to average net assets of:
    Expenses, excluding Thai taxes
      applicable to net investment income+..        2.77%**      2.11%        2.17%        1.99%        2.15%        2.31%
    Expenses, including Thai taxes
      applicable to net investment income+..        2.85%**      2.26%        2.29%        2.12%        2.35%        2.58%
    Net investment income (loss)*...........        1.98%**      0.15%      (0.33)%      (0.08)%        0.41%        1.03%
  Portfolio turnover........................       21.46%       33.36%       29.90%       44.47%       58.42%       87.95%
  Average commission rate per share++.......     $ 0.0079     $ 0.0123      N/A          N/A          N/A          N/A

--------------------------
  *  After provision for Thai taxes.
  + Ratios for the years ended December 31, 1996 and 1995 include certain costs incurred in connection with a proposed rights offering which have been expensed by the Fund. If such expenses had not been included, the ratios would have been 2.07% and 2.22%, for the year ended December 31, 1996, and 2.03% and 2.14%, for the year ended December 31, 1995.
 **  Annualized.
 ++ For the six months ended June 30, 1997 and for the year ended December 31, 1996, the average commission rate paid on trades for which commissions were charged was 0.3% of the principal amount of the trade.

-----------------------------------------
BOARD OF DIRECTORS

Shuichi Komori, CHAIRMAN
Damrongsuk Amatyakul
Austin C. Dowling
Robert F. Gurnee
Alfred C. Morley
Virabongsa Ramangkura
Suvit Yodmani
----------------------------------------------
OFFICERS

Damrongsuk Amatyakul            Edward J. Grace
PRESIDENT                       TREASURER
Daniel F. Barry                 John J. O'Keefe
VICE PRESIDENT                  ASSISTANT TREASURER
Lawrence Jacob                  Laurence E. Cranch
SECRETARY                       ASSISTANT SECRETARY

----------------------------------------------
ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302
----------------------------------------------
INVESTMENT MANAGER
The Mutual Fund Public Company Limited

INVESTMENT ADVISER
Daiwa International Capital Management (H.K.) Ltd.

ADMINISTRATOR
Daiwa Securities Trust Company

CUSTODIANS
Bangkok Bank Public Company, Ltd.
  (Thai Custodian)
Daiwa Securities Trust Company
  (U.S. Custodian)
TRANSFER AGENT AND REGISTRAR
State Street Bank and Trust Company

LEGAL COUNSEL
Rogers & Wells

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
----------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                           -------------------------

                                     [LOGO]
                                THE THAI CAPITAL
                                   FUND, INC.

                               ------------------